April 30, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE: CG Variable Annuity Account I-Group Variable Annuities for Qualified Retirement Plans (1933 Act Registration No. 2-33024)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Connecticut General Life Insurance Company, on behalf of its above-captioned separate account (the "Account"), hereby certifies that:

        (1) the form of prospectus that would have been filed pursuant to Rule 497 (c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 42 to the Account's Registration Statement on Form N-4, constituting the most recent amendment to the Account's Registration Statement on Form N-4; and

        (2) the text of Post-Effective Amendment No. 42 to the Account's Registration Statement on Form N-4 was filed electronically via EDGAR with the Securities and Exchange Commission on April 24, 1997.


Sincerely,

CONNECTICUT GENERAL LIFE INSURANCE COMPANY
On behalf of CG Variable Annuity Account I-
Group Variable Annuities for Qualified Retirement Plans

By:     /s/ Maria A. Hagan
        ------------------
        Maria A. Hagan
        Its: Assistant Vice President